Nature of Business and Organization	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Hang Feng Technology Innovation Co., Ltd. (“Hang Feng”) is a holding company incorporated on October 15, 2024, under the laws of the Cayman Islands. Hang Feng and all its subsidiaries are hereafter referred to as the “Company”. The diagram below illustrates the Company’s corporate structure:

The following table sets forth information regarding the beneficial ownership of our Shares as of the date of this annual report by our officers, directors, and 5% or greater beneficial owners of Shares. There is no other person or group of affiliated persons known by us to beneficially own more than 5% of our Shares. Holders of our Shares are entitled to one (1) vote per share and vote on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Percentage of beneficial ownership of each listed person is based on 7,571,078 Ordinary Shares (as defined below) issued and outstanding as of the date of this annual report.

	Ordinary Shares Beneficially Owned
	Ordinary Shares	Percentage of Votes Held
Directors and Executive Officers*
QIAN Fenglei(1)	4,000,000	52.83%
XU Zhiheng	—	—
CHOW Chun Yu Leeds	—	—
WU Wei	—	—
CHENG Chi Wai Benny	—	—
All directors and executive officers as a group:	4,000,000	52.83%

5% Shareholders:
Hang Feng International Holdings Co., Limited(1)	4,000,000	52.83%

*	Unless otherwise indicated, the business address of each of the individuals is Unit 2806, 28/F, Tower One, Lippo Centre No. 89 Queensway, Hong Kong.

(1)	The number of Ordinary Shares (as defined below) beneficially owned by Mr. QIAN Fenglei represents 4,000,000 Ordinary Shares (as defined below) held by HF Holdings, a BVI company of which Mr. QIAN holds 93.11% of the total voting power. Mr. QIAN also serves as the chairman and sole director of HF Holdings. As such, Mr. QIAN is deemed to have the voting and dispositive power over shares beneficially owned by HF Holdings. The registered address for HF Holdings and Mr. QIAN is Unit 2008, 20/F, Cheung Kong Center, 2 Queen’s Road Central, Hong Kong.

Hang Feng has no substantial operations other than holding all of the outstanding share capital of Starchain Investment Trading Limited (“Starchain”), Hang Feng Capital Management Limited (“HF CM”), Shine Prosperity Holding Limited (“Shine Prosperity”) and Hang Feng Fund SPC (“HF Fund SPC”). Shine Prosperity is also a holding company holding all of the outstanding share capital of Hang Feng International Asset Management Limited (“HF IAM”).

HF CM was incorporated on November 30, 2023 and on July 25, 2024, Lifong Lee transferred 100 ordinary shares of HF CM, representing 100% equity interests of HF CM, to Hang Feng International Holdings Co., Limited (“HF Holdings”) for US$1 (“US$” is to the lawful currency of the United States). On October 28, 2024, HF Holdings transferred these 100 ordinary shares of HF CM to Hang Feng for US$1, HF CM had no actual operations as of the acquisition date.

Hang Feng acquired 100% equity interest in Shine Prosperity by way of purchase, the equity transaction was approved by the Hong Kong Securities and Futures Commission (“SFC”) on December 30, 2024. The SFC authorizes corporations and individuals through licenses to act as financial intermediaries. Under the Securities and Futures Ordinance (“SFO”), unless any exemption under the SFO applies, a corporation which is not an authorized financial institution but carries out the following activities must be licensed by the SFC: (i) carrying on a business in a regulated activity (or holding itself out as carrying on a business in a regulated activity); or (ii) actively marketing, whether by itself or another person on its behalf and whether in Hong Kong or from a place outside Hong Kong, to the public any services it provides, and such services would constitute a regulated activity if provided in Hong Kong. There are 13 types of regulated activities as defined in schedule 5 “Regulated Activities” to the SFO, of which the Type 4 and Type 9 are advising on securities and asset management. HF IAM has the license of Type 4 and Type 9, which allows it to engage in advising on securities and asset management business in Hong Kong.

On July 25, 2024, HF Fund SPC was incorporated under the laws of Cayman Islands as an exempt company with limited liability and as a wholly owned subsidiary of HF Holdings. On October 29, 2024, Hang Feng acquired 100 ordinary shares of HF Fund SPC from HF Holdings for US$100. As of the acquisition date, HF Fund had no actual operations.

Starchain was controlled by its director and shareholder, YEUNG, Sing Yuet Sherry, who is the wife of Mr. Fenglei Qian, the major shareholder of HF Holdings, from its incorporation until October 2024. On November 1, 2024, YEUNG Sing Yuet Sherry transferred her 100% ownership in Starchain to Hang Feng, and Starchain became a wholly-owned subsidiary of Hang Feng. The share transfer was accounted for as a business combination under common control, as there was no change of control before or after the transfer of equity interests in Starchain.

The Company, through its subsidiaries, provides management consulting services, asset and fund management services in Hong Kong. As of December 31, 2025, the Company has direct or indirect interests in the following subsidiaries:

Name	Background	Ownership
Starchain Investment Trading Limited (“Starchain”)	● A Hong Kong company ● Incorporated on June 12, 2017 ● Management Consulting Services	100%
Shine Prosperity Holding Limited (“Shine Prosperity”) (formerly known as BRY Holdings Limited)	● A British Virgin Islands company ● Incorporated on November 13, 2020	100%
Hang Feng International Asset Management Limited (“HF IAM”) (formerly known as BRY Investments Limited and Gret Prosperity Investment Management Limited)	● A Hong Kong company ● Incorporated on April 1, 2019 ● Asset Management	100% owned by Shine Prosperity
Hang Feng Capital Management Limited (“HF CM”) (formerly known as Infinite Winner Limited)	● A British Virgin Islands company ● Incorporated on November 30, 2024 ● Fund Management	100%
Hang Feng Fund SPC (“HF Fund SPC”)	● A Cayman Islands company ● Incorporated on July 25, 2024	100%

The Company believed that it was appropriate to reflect the reorganization on a retroactive basis as if such structure had existed at the beginning of the first period presented in the accompanying consolidated financial statements and in accordance with Accounting Standards Codification (“ASC”) – Business Combination (Topic 805) : Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, under 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The Company has retroactively adjusted all share and per share data for all periods presented. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the consolidated financial statements.

The Company effected a stock split at a ratio of 1-to-400 on February 24, 2025 by issuing new shares to its shareholders in the same proportion. All references to numbers of ordinary shares, per-share data and additional paid-in capital in the accompanying consolidated financial statements were adjusted to reflect such issuance of shares on a retrospective basis.